Trade Receivables and Other Account Receivables (Details) - Schedule of Trade Receivables - Trade Receivables [Member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables and Other Account Receivables (Details) - Schedule of Trade Receivables [Line Items]
Trade accounts	$ 391,552	$ 385,766
Rentals and dealers	41,122	64,260
Sale of real-estate project inventories	39,277	66,831
Employee funds and lending	3,799	12,367
Allowance for expected credit loss	(9,663)	(22,882)
Trade receivables	$ 466,087	$ 506,342